UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2006

Check here if Amendment  [ ];  Amendment Number:
This Amendment (Check only one.) :

                                        [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DLIBJ Asset Management U.S.A., Inc.
Address:                   1133 Avenue of the Americas, 28th Floor
                           New York, New York 10036

Form 13F File Number:      28-4697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorizedto submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Toru Nagashima
Title:            President & CEO
Phone:            (212) 350-7625

Signature, Place, and Date of Signing:

     /s/ Toru Nagashima        New York, New York         May 1, 2006
     -------------------       ------------------         -----------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):



[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-------------------------------    ----------------------------------
    28-7332                         DLIBJ Asset Management Co., Ltd.